Share-Based Payments - Valuation Assumptions of Total Shareholder Return Units (Detail) - Total Shareholder Return Units (TSRUs) [Member]		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	[1]	3.69%	3.85%	3.19%
Risk-free interest rate	[2]	1.98%	1.31%	1.76%
Expected stock price volatility	[3]	18.39%	21.64%	18.41%
Contractual term (years)		5 years 1 month 10 days	5 years 1 month 13 days	5 years 10 months 28 days

[1]	Determined using a constant dividend yield during the expected term of the TSRU.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.